SUPPLEMENT
                                    dated
                                 July 8, 2002

                                    to the
             USAA Life Insurance Company Variable Annuity Prospectus
                               Dated May 1, 2002

This information amends the USAA Life Insurance Company Variable Annuity Prospectus as follows.

    o On page 3 the paragraph beginning with "USAA Life ("We") have filed a Statement of Additional Information" is replaced with the following:

           USAA Life ("We") have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally part of the prospectus. Its table of contents appears on page 46.

           You may obtain at any time FREE copies of:

                 o the prospectus, annual report or semi-annual report for any of the Funds; or
                 o the Statement of Additional Information for the variable annuity contract by calling 1-800-531-2923.

       Please retain this Supplement for future reference.